Warrants - Public and Private Warrants (Details)	6 Months Ended
	Jun. 30, 2024 D Vote $ / shares shares	Jun. 24, 2024 $ / shares shares
Warrants
Warrants Outstanding | shares	12,256,999
Number of shares of common stock per warrant or right | shares		1
Exercise price of warrants (in dollars per share)	$ 11.50	$ 11.50
Public And Private Warrants
Warrants
Warrants Issued | shares	12,057,000
Warrants Outstanding | shares	12,057,000
Number of shares of common stock per warrant or right | shares	1
Exercise price of warrants (in dollars per share)	$ 11.50
Period after closing of Initial Business Combination, that the warrants become exercisable	30 days
Period after closing of Initial Public Offering, that the warrants become exercisable	12 months
Number of trading days considered for determination of Fair Market Value of warrants | D	5
Exercise period	5 years
Stock price trigger for redemption of Warrants	$ 18.00
Threshold issue price for capital raising purposes in connection with the closing of the initial business combination, considered for adjustment of exercise price of warrants	$ 9.20
Threshold gross proceeds from capital raising as a percentage of total equity proceeds, considered for adjustment of exercise price of warrants	60.00%
Threshold maximum market value per share, considered for adjustment of exercise price of warrants	$ 9.20
Adjustment percentage of Exercise price of warrants	115.00%
Adjustment percentage of Redemption price of warrants	180.00%
Number of Votes per share | Vote	1
Threshold beneficial ownership percentage	9.80%
Number of fractional shares that will be issued upon exercise of warrants | shares	0
Private placement warrants
Warrants
Redemption price of warrants	$ 0.01
Minimum notice period for redemption of Warrants	30 days
Stock price trigger for redemption of Warrants	$ 18.00
Threshold trading days considered for redemption of Warrants | D	20
Threshold consecutive trading days considered for redemption of Warrants | D	30